Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net Acquisition Cost (Details) - Acquisition cost [Member] - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment, Net [Line Items]
Acquisition cost, Beginning balance	$ 2,281,654	$ 3,258,234	$ 3,190,297
Acquisition cost, Additions	103,063	173,923	125,555
Acquisition cost, Disposals	(49,660)	(968,434)	(38,825)
Acquisition cost, Transfers		(206,581)
Acquisition cost, Foreign currency translation	(889)	24,512	(18,793)
Acquisition cost, Ending balance	2,334,168	2,281,654	3,258,234
Land [Member]
Property, Plant and Equipment, Net [Line Items]
Acquisition cost, Beginning balance	287,665	1,302,493	1,302,493
Acquisition cost, Additions
Acquisition cost, Disposals		(808,247)
Acquisition cost, Transfers		(206,581)
Acquisition cost, Foreign currency translation
Acquisition cost, Ending balance	287,665	287,665	1,302,493
Molds and machinery [Member]
Property, Plant and Equipment, Net [Line Items]
Acquisition cost, Beginning balance	643,484	611,337	558,027
Acquisition cost, Additions	1,225	207	1,002
Acquisition cost, Disposals	(7,103)	(4,426)	(9,058)
Acquisition cost, Transfers	8,301	36,366	61,366
Acquisition cost, Foreign currency translation
Acquisition cost, Ending balance	645,907	643,484	611,337
Vehicles [Member]
Property, Plant and Equipment, Net [Line Items]
Acquisition cost, Beginning balance	31,481	32,193	21,773
Acquisition cost, Additions	948	2,284	2,099
Acquisition cost, Disposals	(4,482)	(2,996)	(3,168)
Acquisition cost, Transfers			11,489
Acquisition cost, Foreign currency translation
Acquisition cost, Ending balance	27,947	31,481	32,193
Computers and equipment [Member]
Property, Plant and Equipment, Net [Line Items]
Acquisition cost, Beginning balance	193,976	126,324	122,502
Acquisition cost, Additions	5,439	21,808	16,583
Acquisition cost, Disposals	(18,042)	(10,199)	(11,879)
Acquisition cost, Transfers	3,535	31,583	17,593
Acquisition cost, Foreign currency translation	(816)	24,460	(18,475)
Acquisition cost, Ending balance	184,092	193,976	126,324
Leasehold improvements [Member]
Property, Plant and Equipment, Net [Line Items]
Acquisition cost, Beginning balance	153,660	38,562	43,238
Acquisition cost, Additions	966
Acquisition cost, Disposals	(18,677)	(15,856)	(4,820)
Acquisition cost, Transfers	13,931	130,954	144
Acquisition cost, Foreign currency translation
Acquisition cost, Ending balance	149,880	153,660	38,562
Buildings [Member]
Property, Plant and Equipment, Net [Line Items]
Acquisition cost, Beginning balance	945,252	1,062,347	1,032,032
Acquisition cost, Additions		1,021
Acquisition cost, Disposals		(118,116)
Acquisition cost, Transfers			30,315
Acquisition cost, Foreign currency translation
Acquisition cost, Ending balance	945,252	945,252	1,062,347
Construction in progress [Member]
Property, Plant and Equipment, Net [Line Items]
Acquisition cost, Beginning balance	26,136	84,978	110,232
Acquisition cost, Additions	94,485	148,603	105,871
Acquisition cost, Disposals	(1,356)	(8,594)	(9,900)
Acquisition cost, Transfers	(25,767)	(198,903)	(120,907)
Acquisition cost, Foreign currency translation	(73)	52	(318)
Acquisition cost, Ending balance	$ 93,425	$ 26,136	$ 84,978